UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

February 28, 2017

TCC-QTLY-0417
1.814095.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 5.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 5.0%
Bank of Montreal Chicago
3/7/17	0.66%	$125,000,000	$124,999,638
Bayerische Landesbank
3/1/17 to 3/7/17	0.74	1,657,000,000	1,657,003,299
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,782,000,000)			1,782,002,937

Financial Company Commercial Paper - 8.0%
BPCE SA
3/6/17	0.68	614,000,000	613,929,267
Landesbank Baden-Wurttemberg
3/7/17	0.73	1,762,000,000	1,761,749,796
Natexis Banques Populaires New York Branch
3/6/17	0.68	492,650,000	492,599,898
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,868,331,107)			2,868,278,961

U.S. Treasury Debt - 16.6%
U.S. Treasury Obligations - 16.6%
U.S. Treasury Bills
3/9/17 to 5/11/17(b)
(Cost $5,943,871,793)	0.50 to 0.56	5,945,500,000	5,944,102,791

U.S. Government Agency Debt - 3.8%
Federal Agencies - 3.8%
Federal Home Loan Bank
3/1/17 to 3/31/17
(Cost $1,349,787,842)	0.51 to 0.53	1,350,133,000	1,349,871,963

Non-Negotiable Time Deposit - 23.3%
Time Deposits - 23.3%
Barclays Bank PLC
3/1/17	0.58	89,000,000	89,000,000
3/1/17	0.72	1,154,000,000	1,154,000,000
Credit Agricole CIB
3/1/17 to 3/3/17	0.57 to 0.73	1,314,000,000	1,314,000,133
Credit Industriel et Commercial
3/1/17	0.57	1,200,000,000	1,200,000,000
DNB Bank ASA
3/1/17	0.57	1,451,000,000	1,451,000,000
Nordea Bank AB
3/1/17	0.57	1,400,000,000	1,400,000,000
Royal Bank of Canada
3/1/17	0.72	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB
3/1/17	0.57	1,247,000,000	1,247,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,355,000,000)			8,355,000,133

U.S. Government Agency Repurchase Agreement - 0.0%
	Maturity Amount	Value
In a joint trading account at 0.51% dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #
(Cost $627,000)	$627,009	$627,000

U.S. Treasury Repurchase Agreement - 38.1%
With:
Barclays Capital, Inc. at 0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $169,329,358, 1.63%, 3/31/19)	165,002,292	165,000,000
Federal Reserve Bank of New York at 0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $13,474,187,141, 1.13% - 6.13%, 5/31/20 - 11/15/42)	13,474,187,139	13,474,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,639,000,000)		13,639,000,000

Other Repurchase Agreement - 1.5%
Other Repurchase Agreement - 1.5%
With:
J.P. Morgan Securities, LLC at 1.25%, dated 2/28/17 due 3/28/17 (Collateralized by Corporate Obligations valued at $70,204,731, 11.25%, 6/01/17)	65,063,194	65,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.95%, dated 2/28/17 due 3/7/17 (Collateralized by Equity Securities valued at $6,480,185)	6,002,217	6,000,000
1.98%, dated 1/4/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $222,132,150, 1.75% - 4.50%, 1/15/28 - 11/15/41)	215,662,200	215,045,193
Mizuho Securities U.S.A., Inc. at 2.01%, dated 1/9/17 due 4/10/17 (Collateralized by U.S. Government Obligations valued at $1,022,905, 3.00%, 2/01/32)	1,005,081	1,000,209
RBC Capital Markets Co. at:
0.95%, dated 2/9/17 due 3/1/17 (Collateralized by U.S. Government Obligations valued at $225,689,051, 0.00% - 47.13%, 9/25/20 - 12/25/46)	219,115,583	219,000,000
0.99%, dated 2/16/17 due 3/7/17 (Collateralized by Commercial Paper valued at $44,230,045, 3/14/17 - 3/22/17)	43,070,950	43,026,191
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $549,000,000)		549,071,593

Interfund Loans - 0.0%
With:
VIP Financial Services Portfolio(c)
(Cost $5,759,000)	5,759,000	5,759,000
TOTAL INVESTMENT PORTFOLIO - 96.3%
(Cost $34,493,376,742)		34,493,714,378
NET OTHER ASSETS (LIABILITIES) - 3.7%		1,320,396,983
NET ASSETS - 100%		$35,814,111,361

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $164,973,930 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $165,000,000.

 (c) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$627,000 due 3/01/17 at 0.51%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$39,030
RBC Dominion Securities, Inc.	587,970
$627,000

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $34,493,376,742. Net unrealized appreciation aggregated $337,636, of which $390,145 related to appreciated investment securities and $52,509 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

February 28, 2017

MCC-QTLY-0417
1.814089.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 79.8%
	Principal Amount	Value
Alabama - 4.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$2,500,000	$2,500,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.69% 3/1/17, VRDN (a)(b)	11,000,000	11,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)(b)	38,265,000	38,265,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)(b)	22,790,000	22,790,000
		74,555,000
Alaska - 0.8%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.67% 3/7/17, VRDN (a)	12,000,000	12,000,000
Arizona - 0.4%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,715,325	2,715,325
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	4,000,000	4,000,000
		6,715,325
Arkansas - 0.9%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.79% 3/7/17, LOC Fannie Mae, VRDN (a)	810,000	810,000
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.85% 3/7/17, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 0.88% 3/7/17, VRDN (a)(b)	6,600,000	6,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
		14,210,000
California - 1.5%
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.6% 3/1/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	17,500,000	17,500,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Coventry Place Apts. Proj.) Series 2002 JJ, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
		22,635,000
Connecticut - 0.3%
Connecticut Hsg. Fin. Auth. Series 2008 E, 0.68% 3/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	3,975,000	3,975,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.82% 3/1/17, VRDN (a)(b)	1,400,000	1,400,000
Series 1993 C, 0.85% 3/7/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.82% 3/1/17, VRDN (a)(b)	1,100,000	1,100,000
		3,500,000
Florida - 9.3%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.71% 3/1/17, VRDN (a)(b)	59,000,000	59,000,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,605,000	8,605,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.63% 3/1/17, VRDN (a)	13,300,000	13,300,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.65% 3/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
North Broward Hosp. District Rev. Series 2005 A, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,055,000	8,055,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.69% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apts. Proj.) Series 2000 F, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	10,290,000	10,290,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	4,985,000	4,985,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
		145,535,000
Georgia - 3.2%
Bartow County Dev. Auth. Rev.:
(VMC Specialty Alloys LLC Proj.) Series 2014, 0.69% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	4,560,000	4,560,000
Series 2016, 0.69% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	770,000	770,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Georgia Gen. Resolution Projs.) Series 1985 C, 0.63% 3/1/17, LOC TD Banknorth, NA, VRDN (a)	10,815,000	10,815,000
(Proj. One) Series 2008 B, 0.62% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,600,000	19,600,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.69% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	2,500,000	2,500,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.72% 3/7/17, VRDN (a)(b)	4,600,000	4,600,000
		49,700,000
Illinois - 3.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	1,215,000	1,215,000
Chicago Midway Arpt. Rev.:
Series 2004 C2, 0.7% 3/7/17, LOC Bank of Montreal Chicago, VRDN (a)(b)	870,000	870,000
Series 2014 C, 0.7% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,770,000	11,770,000
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	1,380,000	1,380,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.63% 3/7/17, LOC Northern Trust Co., VRDN (a)	12,650,000	12,650,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	11,500,000	11,500,000
Series 2011 B, 0.62% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,000,000	10,000,000
		49,385,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	5,400,000	5,400,000
Iowa - 1.4%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.72% 3/7/17, VRDN (a)(b)	1,700,000	1,700,000
(MidAmerican Energy Proj.) Series 2008 A, 0.72% 3/7/17, VRDN (a)(b)	14,600,000	14,600,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.65% 3/7/17, LOC Northern Trust Co., VRDN (a)	5,980,000	5,980,000
		22,280,000
Kansas - 1.0%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.73% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.67% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
		15,960,000
Kentucky - 2.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2008 A, 0.7% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	8,640,000	8,640,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.73% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.7% 3/7/17, VRDN (a)(b)	11,500,000	11,500,000
		31,190,000
Louisiana - 2.3%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.7% 3/7/17, LOC Freddie Mac, VRDN (a)	4,095,000	4,095,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.64% 3/7/17, VRDN (a)	17,100,000	17,100,000
(Christus Health Proj.) Series 2008 B, 0.64% 3/7/17, VRDN (a)	11,900,000	11,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	2,000,000	2,000,000
		35,095,000
Massachusetts - 1.0%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.63% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	15,400,000	15,400,000
Michigan - 0.4%
Michigan Fin. Auth. Rev. Series 22 A, 0.67% 3/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,725,000	3,725,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.64% 3/1/17, LOC Comerica Bank, VRDN (a)	3,000,000	3,000,000
		6,725,000
Minnesota - 0.2%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
		3,400,000
Mississippi - 1.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.62% 3/1/17, VRDN (a)(b)	12,400,000	12,400,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 D, 0.57% 3/1/17 (Chevron Corp. Guaranteed), VRDN (a)	14,000,000	14,000,000
		26,400,000
Nebraska - 1.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 3/7/17, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.71% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,800,000	19,800,000
		22,000,000
Nevada - 0.7%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.69% 3/7/17, VRDN (a)(b)	5,100,000	5,100,000
Series 2016 D, 0.69% 3/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2016 E, 0.69% 3/7/17, VRDN (a)(b)	3,300,000	3,300,000
		11,000,000
New York - 21.0%
New York City Gen. Oblig. Series 2008 J6, 0.63% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,400,000	11,400,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(941 Hoe Avenue Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,660,000	6,660,000
(Aldus Street Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
(State Renaissance Court Proj.) Series A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	28,700,000	28,700,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.62% 3/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	23,500,000	23,500,000
Series 2009 BB2, 0.62% 3/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,800,000	10,800,000
Series 2014 AA, 0.62% 3/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,900,000	4,900,000
New York City Transitional Fin. Auth. Rev. Series 2010, 0.62% 3/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	43,650,000	43,650,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.64% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	14,900,000	14,900,000
(455 West 37th Street Hsg. Proj.) Series A, 0.64% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	20,340,000	20,340,000
(505 West 37th Street Proj.) Series 2008 A, 0.63% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	35,690,000	35,690,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.65% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
Series 2012 A, 0.67% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,400,000	8,400,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.62% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,260,000	6,260,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.62% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	51,020,000	51,020,000
		326,840,000
North Carolina - 0.1%
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.71% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,350,000	1,350,000
Pennsylvania - 2.5%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.71% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.69% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.74% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.62% 3/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,905,000	11,905,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.67% 3/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	22,790,000	22,790,000
		38,265,000
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.67% 3/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	6,900,000	6,900,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.67% 3/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	3,365,000	3,365,000
		10,265,000
Tennessee - 9.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	29,705,000	29,705,000
Series 2008, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	42,275,000	42,275,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
Series 2002, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	22,150,000	22,150,000
Series 2004, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	14,405,000	14,405,000
Series 2006, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	29,350,000	29,350,000
		143,505,000
Texas - 6.6%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.66% 3/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 A:
0.66% 3/1/17, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
0.66% 3/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 3/7/17, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.77% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.83% 3/7/17, VRDN (a)(b)	16,700,000	16,700,000
Series 2009 B, 0.7% 3/1/17, VRDN (a)	5,700,000	5,700,000
Series 2009 C, 0.7% 3/1/17, VRDN (a)	4,400,000	4,400,000
Series 2010 D, 0.7% 3/1/17, VRDN (a)	1,425,000	1,425,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2012, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	9,100,000	9,100,000
0.61% 3/1/17, VRDN (a)	11,000,000	11,000,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	2,600,000	2,600,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.73% 3/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	1,100,000	1,100,000
		103,685,000
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1996 A, 0.62% 3/1/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	5,800,000	5,800,000
		8,800,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.84% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Wyoming - 1.6%
Converse County Envir. Impt. Rev. Series 1995, 0.76% 3/7/17, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.65% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2009 B, 0.65% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,000,000	7,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	3,500,000	3,500,000
		25,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,243,770,325)		1,243,770,325

Tender Option Bond - 18.6%
Arizona - 0.5%
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	310,000	310,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XM 04 47, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400,000	1,400,000
Series XL 00 16, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200,000	6,200,000
		7,910,000
California - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,300,000	1,300,000
		3,335,000
Colorado - 1.4%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	500,000	500,000
Series ZF 04 17, 0.79% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800,000	800,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,550,000	12,550,000
Series EGL 16 0006, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,850,000	2,850,000
Series Floaters 16 XF1031, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,600,000	3,600,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200,000	2,200,000
		22,500,000
District Of Columbia - 0.1%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.75% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,085,000	1,085,000
Florida - 0.7%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200,000	2,200,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,400,000	4,400,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400,000	2,400,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.79% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	700,000	700,000
		11,700,000
Hawaii - 0.5%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300,000	1,300,000
Hawaii Gen. Oblig. Participating VRDN Series 16 XF0439, 0.69% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,000,000	6,000,000
		7,300,000
Illinois - 1.4%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.89% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 15 XM 0078, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,090,000	5,090,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
The County of Cook Participating VRDN Series XF 23 13, 0.79% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	985,000	985,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.7% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,125,000	1,125,000
		22,200,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.84% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500,000	1,500,000
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,420,000	5,420,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
		6,320,000
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.69% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,200,000	10,200,000
Maryland - 0.6%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.9% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
		8,875,000
Massachusetts - 1.3%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,100,000	17,100,000
Series Clipper 07 41, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,700,000	3,700,000
		20,800,000
Michigan - 3.2%
JPMorgan Chase Participating VRDN Series Putters 5009, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	49,970,000	49,970,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
Series Floaters XX 10 04, 0.7% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		2,900,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
New York - 0.0%
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	375,000	375,000
North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000,000	2,000,000
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
		3,000,000
Ohio - 0.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
Oklahoma - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,400,000	1,400,000
Oregon - 0.1%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.75% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045,000	1,045,000
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
		6,000,000
South Carolina - 0.3%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300,000	1,300,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,600,000	3,600,000
		4,900,000
Texas - 2.7%
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200,000	1,200,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.69% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,355,000	5,355,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.62% 3/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	18,000,000	18,000,000
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,500,000	1,500,000
San Antonio Wtr. Sys. Rev. Bonds Series 2016 5, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,175,000	5,175,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.69% 3/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,125,000	3,125,000
		42,355,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Virginia - 0.4%
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,565,000	5,565,000
Virginia Gen. Oblig. Bonds Series 2016 11, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
		6,565,000
Washington - 1.7%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	800,000	800,000
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.62% 3/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	21,985,000	21,985,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600,000	1,600,000
Series ROC II R 11962, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
		26,585,000
Wisconsin - 1.1%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	14,700,000	14,700,000
Series Clipper 09 53, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,900,000	2,900,000
		17,600,000
TOTAL TENDER OPTION BOND
(Cost $290,520,000)		290,520,000

Other Municipal Security - 1.8%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,385,000	1,385,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	7,100,000	7,100,000
		8,485,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	900,000	900,009
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 3/9/17, CP mode	2,700,000	2,700,054
Series 1993 A, 0.75% tender 3/16/17, CP mode	1,300,000	1,300,013
Series 93B, 0.85% tender 3/30/17, CP mode	1,400,000	1,400,014
		5,400,081
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	1,300,000	1,300,013
0.85% tender 3/10/17, CP mode (b)	3,300,000	3,300,099
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	300,000	300,012
Series A1, 0.94% tender 3/14/17, CP mode (b)	3,000,000	3,000,120
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	1,800,000	1,800,018
		9,700,262
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	1,700,000	1,700,017
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	1,600,000	1,600,016
TOTAL OTHER MUNICIPAL SECURITY
(Cost $27,785,000)		27,785,385
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,562,075,325)		1,562,075,710
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,779,163)
NET ASSETS - 100%		$1,559,296,547

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 28, 2017 the cost of investment securities for income tax purposes, on an unconsolidated basis, was $1,562,075,325. Net unrealized appreciation aggregated $385, of which $385 related to appreciated investment securities and $0 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

February 28, 2017

CCC-QTLY-0417
1.814100.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 14.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 14.6%
Bank of Montreal Chicago
3/7/17	0.66%	$66,500,000	$66,499,807
Bayerische Landesbank
3/1/17 to 3/7/17	0.74 to 0.74	943,000,000	943,001,831
Deutsche Bank AG New York Branch
3/1/17 to 3/7/17	0.90 to 0.90	1,044,000,000	1,043,964,422
Landesbank Baden-Wuerttemberg New York Branch
3/6/17	0.73	1,041,000,000	1,041,001,353
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,094,500,000)			3,094,467,413

Financial Company Commercial Paper - 2.8%
BPCE SA
3/6/17	0.68	327,000,000	326,962,330
Natexis Banques Populaires New York Branch
3/6/17	0.68	263,000,000	262,973,253
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $589,944,278)			589,935,583

U.S. Treasury Debt - 7.9%
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bills
3/30/17 to 5/18/17	0.42 to 0.56	1,478,000,000	1,476,655,060
U.S. Treasury Notes
10/31/17	0.68 (b)	200,000,000	200,208,000
TOTAL U.S. TREASURY DEBT
(Cost $1,676,730,622)			1,676,863,060

U.S. Government Agency Debt - 5.2%
Federal Agencies - 5.2%
Federal Home Loan Bank
3/3/17 to 5/19/17
(Cost $1,102,373,491)	0.52 to 0.56	1,103,000,000	1,102,422,199

Non-Negotiable Time Deposit - 19.8%
Time Deposits - 19.8%
Barclays Bank PLC
3/1/17	0.72	47,000,000	47,000,000
3/1/17	0.72	615,000,000	615,000,000
Credit Agricole CIB
3/1/17 to 3/3/17	0.57 to 0.73	736,409,000	736,409,077
Credit Industriel et Commercial
3/1/17	0.57	651,472,000	651,472,000
DNB Bank ASA
3/1/17	0.57	774,000,000	774,000,000
Nordea Bank AB
3/1/17	0.57	714,000,000	714,000,000
Skandinaviska Enskilda Banken AB
3/1/17	0.57	665,000,000	665,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,202,881,000)			4,202,881,077

U.S. Government Agency Repurchase Agreement - 0.1%
	Maturity Amount	Value
In a joint trading account at 0.51% dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #	$32,964,468	$32,964,000
(Cost $32,964,000)

U.S. Treasury Repurchase Agreement - 43.4%
With Federal Reserve Bank of New York at 0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $9,194,127,761, 1.13% - 6.13%, 2/28/21 - 2/15/43)	9,194,127,694	9,194,000,000
(Cost $9,194,000,000)

Other Repurchase Agreement - 1.5%
Other Repurchase Agreement - 1.5%
With:
J.P. Morgan Securities, LLC at 1.25%, dated 2/28/17 due 3/28/17 (Collateralized by Corporate Obligations valued at $37,801,694, 11.25%, 6/01/17)	35,034,028	35,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.95%, dated 2/28/17 due 3/7/17 (Collateralized by Equity Securities valued at $3,240,127)	3,001,108	3,000,000
1.98%, dated 1/4/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $135,054,771, 2.00%, 8/31/21)	132,406,560	132,027,746
RBC Capital Markets Co. at:
0.95%, dated 2/9/17 due 3/1/17 (Collateralized by U.S. Government Obligations valued at $122,634,690, 0.94% - 7.10%, 12/25/23 - 1/20/47)	119,062,806	119,000,000
0.99%, dated 2/16/17 due 3/7/17 (Collateralized by Commercial Paper valued at $25,759,206, 3/01/17 - 5/02/17)	25,041,250	25,015,228
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $314,000,000)		314,042,974
TOTAL INVESTMENT PORTFOLIO - 95.3%
(Cost $20,207,393,391)		20,207,576,306
NET OTHER ASSETS (LIABILITIES) - 4.7%		991,507,804
NET ASSETS - 100%		$21,199,084,110

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$32,964,000 due 3/01/17 at 0.51%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,051,970
RBC Dominion Securities, Inc.	30,912,030
$32,964,000

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $20,207,393,391. Net unrealized appreciation aggregated $182,915, of which $240,315 related to appreciated investment securities and $57,400 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

February 28, 2017

TFC-QTLY-0417
1.814092.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.8%
	Principal Amount	Value
Alabama - 3.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.67% 3/1/17, VRDN (a)	$1,700,000	$1,700,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.67% 3/1/17, VRDN (a)	16,400,000	16,400,000
		18,100,000
Alaska - 0.6%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.67% 3/7/17, VRDN (a)	3,125,000	3,125,000
Series 1994 C, 0.67% 3/7/17, VRDN (a)	300,000	300,000
		3,425,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.85% 3/7/17, VRDN (a)	300,000	300,000
Series 1999 A, 0.73% 3/7/17, VRDN (a)	500,000	500,000
		800,000
District Of Columbia - 2.1%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	5,485,000	5,485,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,005,000	3,005,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.57% 3/1/17, LOC TD Banknorth, NA, VRDN (a)	3,700,000	3,700,000
		12,190,000
Florida - 6.5%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.63% 3/1/17, VRDN (a)	8,235,000	8,235,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.63% 3/1/17, VRDN (a)	12,300,000	12,300,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.62% 3/1/17, VRDN (a)	6,300,000	6,300,000
North Broward Hosp. District Rev. 0.62% 3/7/17, LOC Northern Trust Co., VRDN (a)	6,865,000	6,865,000
Palm Beach County Rev. (Benjamin Private School Proj.) 0.71% 3/7/17, LOC Northern Trust Co., VRDN (a)	4,310,000	4,310,000
		38,010,000
Georgia - 3.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.69% 3/1/17, VRDN (a)	1,000,000	1,000,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.71% 3/7/17, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 0.63% 3/1/17, LOC TD Banknorth, NA, VRDN (a)	6,300,000	6,300,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.69% 3/1/17, VRDN (a)	4,750,000	4,750,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)	3,200,000	3,200,000
		22,415,000
Illinois - 4.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.68% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	1,700,000	1,700,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.63% 3/7/17, LOC Northern Trust Co., VRDN (a)	10,000,000	10,000,000
Series 2011 B, 0.62% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,700,000	7,700,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)	6,500,000	6,500,000
		25,900,000
Iowa - 0.2%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.67% 3/7/17, VRDN (a)	1,200,000	1,200,000
Louisiana - 5.2%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 0.61% 3/1/17, VRDN (a)	16,700,000	16,700,000
Series 2010, 0.64% 3/7/17, VRDN (a)	4,900,000	4,900,000
(Christus Health Proj.) Series 2008 B, 0.64% 3/7/17, VRDN (a)	3,300,000	3,300,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.61% 3/1/17, VRDN (a)	2,700,000	2,700,000
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.) Series 2010 B, 0.67% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,500,000	2,500,000
		30,100,000
Maryland - 0.7%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	4,200,000	4,200,000
Massachusetts - 3.0%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.63% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	17,600,000	17,600,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.64% 3/1/17, LOC Comerica Bank, VRDN (a)	1,300,000	1,300,000
Mississippi - 2.2%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2011 E, 0.57% 3/1/17, VRDN (a)	12,775,000	12,775,000
New York - 22.0%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.68% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
New York City Gen. Oblig.:
Series 2008 J6, 0.63% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
Series 2008, 0.62% 3/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,800,000	13,800,000
Series 2012 G6, 0.6% 3/1/17 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	6,600,000	6,600,000
Series 2017 A-7, 0.61% 3/1/17 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.61% 3/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,200,000	1,200,000
Series 2009 BB2, 0.62% 3/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,270,000	16,270,000
Series 2014 AA, 0.62% 3/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,035,000	10,035,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.62% 3/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	5,520,000	5,520,000
Series 2010, 0.62% 3/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,340,000	12,340,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	9,925,000	9,925,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 A, 0.61% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,300,000	8,300,000
Series 2014 A, 0.66% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,300,000	4,300,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.62% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,200,000	3,200,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.62% 3/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,230,000	24,230,000
Westchester County Indl. Agcy. Rev. Series 2005 B, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	1,390,000	1,390,000
		128,410,000
North Carolina - 2.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	6,200,000	6,200,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.69% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,000,000	3,000,000
Series 2008 A2, 0.69% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,000,000	1,000,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.68% 3/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	3,200,000	3,200,000
		13,400,000
Ohio - 0.7%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.66% 3/7/17, VRDN (a)	4,000,000	4,000,000
Pennsylvania - 0.3%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.65% 3/7/17, LOC PNC Bank NA, VRDN (a)	45,000	45,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.74% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.64% 3/7/17, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
		1,540,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.7% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,300,000	1,300,000
Tennessee - 7.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Series 2005, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	16,985,000	16,985,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	12,375,000	12,375,000
Series 2008, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
		45,360,000
Texas - 4.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.7% 3/1/17, VRDN (a)	500,000	500,000
Series 2009 B, 0.7% 3/1/17, VRDN (a)	1,800,000	1,800,000
Series 2010 B, 0.7% 3/1/17, VRDN (a)	300,000	300,000
Series 2010 C, 0.7% 3/1/17, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 0.7% 3/1/17, VRDN (a)	4,125,000	4,125,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
0.61% 3/1/17, VRDN (a)	2,000,000	2,000,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.57% 3/1/17, VRDN (a)	6,100,000	6,100,000
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	300,000	300,000
		26,125,000
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.62% 3/7/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)	2,560,000	2,560,000
Washington - 0.4%
Vancouver Hsg. Auth. Rev. Series 2008, 0.62% 3/7/17, LOC Freddie Mac, VRDN (a)	2,145,000	2,145,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $413,055,000)		413,055,000

Tender Option Bond - 25.9%
California - 0.4%
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
		2,600,000
Colorado - 2.6%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Series ZF 04 17, 0.79% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	4,100,000	4,100,000
Series Floaters 16 XF1031, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	600,000	600,000
JPMorgan Chase Participating VRDN Series 5008, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,700,000	8,700,000
		15,095,000
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Bonds Series 2016 23, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,795,000	2,795,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.75% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		3,095,000
Florida - 0.7%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	800,000	800,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,200,000	1,200,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	900,000	900,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
		3,800,000
Georgia - 0.6%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,735,000	3,735,000
Hawaii - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
Illinois - 4.2%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.89% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	23,500,000	23,500,000
The County of Cook Participating VRDN Series XF 23 13, 0.79% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.7% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
		24,600,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.84% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.69% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,100,000	3,100,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.9% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	4,200,000	4,200,000
Series Clipper 07 41, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	1,000,000	1,000,000
		5,200,000
Michigan - 1.3%
JPMorgan Chase Participating VRDN:
Series Putters 5009, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,100,000	4,100,000
Series Putters 5010, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500,000	2,500,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
		7,600,000
Mississippi - 0.6%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Series Floaters XX 10 04, 0.7% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		700,000
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	4,050,000	4,050,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
New York - 1.1%
JPMorgan Chase Participating VRDN Series Putters 5012, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,400,000	6,400,000
North Carolina - 0.0%
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	245,000	245,000
Ohio - 1.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,200,000	6,200,000
		6,300,000
Oklahoma - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
Pennsylvania - 3.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.62% 3/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,000,000	18,000,000
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	900,000	900,000
		1,300,000
Texas - 2.3%
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 ZM0399, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	300,000	300,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	500,000	500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	300,000	300,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
		13,700,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.5%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,850,000	2,850,000
Virginia - 0.0%
Virginia Gen. Oblig. Bonds Series 2016 11, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	280,000	280,000
Washington - 3.5%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters ZF 04 73, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,145,000	4,145,000
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
		20,220,000
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	800,000	800,000
Series Clipper 09 53, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	700,000	700,000
		1,500,000
TOTAL TENDER OPTION BOND
(Cost $151,320,000)		151,320,000

Other Municipal Security - 1.0%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	495,000	495,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,900,000	1,900,000
		2,395,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	400,000	400,004
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 3/9/17, CP mode	1,170,000	1,170,023
Series 1993 A, 0.75% tender 3/16/17, CP mode	500,000	500,005
(New England Pwr. Co., Proj.) Series 1993 B, 0.85% tender 3/2/17, CP mode	700,000	700,007
		2,370,035
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 90B, 0.85% tender 3/30/17, CP mode	600,000	600,006
TOTAL OTHER MUNICIPAL SECURITY
(Cost $5,765,000)		5,765,045
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $570,140,000)		570,140,045
NET OTHER ASSETS (LIABILITIES) - 2.3%		13,710,460
NET ASSETS - 100%		$583,850,505

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 28, 2017 the cost for Federal Income Tax Purposes was $570,140,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017